Accrued Expenses and Other Current Liabilities	12 Months Ended
Aug. 31, 2022
Accrued Expenses and Other Current Liabilities Disclosure [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2021	2022
	RMB	RMB
Payroll and related benefits	65,719	75,750
Temporary receipt from students	47,885	51,555
Deposits received	35,939	34,940
Bond interest payables	24,862	-
Other tax payable	9,406	17,574
Professional fee	7,501	13,297
Commission fee	4,975	8,257
Offering subsidies-current	1,174	-
Accrual rental expense	1,971	3,561
Accrual utilities expenses	1,391	6,583
Others	33,213	50,973
Total	234,036	262,490